SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of options
Exercised	(15,752,320)	(3,508,990)
Weighted average exercise price
Outstanding, Beginning balance	$ 0.68	$ 0.00	$ 0.00
Granted	0.11		0.68
Forfeited			0.00
Exercised		$ 0.2	0.00
Outstanding, Ending balance	0.24		$ 0.68	$ 0.00
Vested and expected to vest at June 30	$ 0.24
Weighted average remaining contractual year
Outstanding				0 years
Vested and expected to vest at June 30	3 years 2 months 15 days		2 years 10 days
Restricted shares granted to employees and directors
Number of options
Outstanding, Beginning balance	22,029,560	30,884,300	30,884,300
Granted	0		25,777,390
Forfeited	0
Exercised	(15,752,320)		(34,632,130)
Outstanding, Ending balance	6,277,240		22,029,560	30,884,300
Vested and expected to vest at June 30	6,277,240
Exercisable at June 30,	6,277,240
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0.42	$ 0.62	$ 0.62
Granted	0		0.42
Forfeited	0
Exercised	0.42		0.60
Outstanding, Ending balance	0.42		$ 0.42	$ 0.62
Vested and expected to vest at June 30	0.42
Exercisable at June 30	$ 0.42
Weighted average remaining contractual year
Outstanding	9 years 18 days		9 years 6 months 18 days	8 years 11 months 23 days
Granted			9 years 6 months 18 days
Vested and expected to vest at June 30	9 years 18 days
Exercisable at June 30	9 years 18 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 13,526	$ 27,796	$ 27,796
Granted	0		15,827
Exercised	977		21,264
Outstanding, Ending balance	389		$ 13,526	$ 27,796
Vested and expected to vest at June 30	389
Exercisable at June 30	$ 389
Employees and Directors
Number of options
Outstanding, Beginning balance	41,350	7,259,020	7,259,020
Granted	0		0
Forfeited	0		(3,708,680)
Exercised	0		(3,508,990)
Outstanding, Ending balance	41,350		41,350	7,259,020
Vested and expected to vest at June 30	41,350
Exercisable at June 30,	41,350
Weighted average exercise price
Outstanding, Beginning balance	$ 0.40	$ 0.99	$ 0.99
Granted	0		0
Forfeited	0		2.70
Exercised	0		0.71
Outstanding, Ending balance	0.40		0.40	$ 0.99
Vested and expected to vest at June 30	0.40
Exercisable at June 30	0.40
Weighted average grant date fair value per share
Outstanding, Beginning balance	0.97	$ 1.09	1.09
Granted	0		0
Forfeited	0		1.15
Exercised	0		1.00
Outstanding, Ending balance	0.97		$ 0.97	$ 1.09
Vested and expected to vest at June 30	0.97
Exercisable at June 30	$ 0.97
Weighted average remaining contractual year
Outstanding	1 year 3 months 21 days		1 year 9 months 21 days	6 months 3 days
Vested and expected to vest at June 30	1 year 3 months 21 days
Exercisable at June 30	1 year 3 months 21 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 9	$ 907	$ 907
Granted	0
Forfeited	0		0
Exercised	0		524
Outstanding, Ending balance	0		$ 9	$ 907
Vested and expected to vest at June 30	0
Exercisable at June 30	$ 0